Supplementary Statement of Cash Flows Information - Schedule of Supplementary Statement of Cash Flows Information (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023
Supplemental non-cash activity
Series C Preferred Stock common stock dividend	$ 13		$ 173				$ 173	$ 362
Series A Preferred Stock cash dividend in accounts payable	2	$ 2	2	$ 2	$ 4	$ 4	8	8
Non-cash issue costs (note 8)						289		289
Conversion of Series C Preferred Stock to common stock (note 8)	9,973		37				393
Subscriptions receivable (note 7)					103
Equipment additions reclassified from prepaid expenses						447		447
Preferred Stock Series C [Member]
Supplemental non-cash activity
Series C Preferred Stock common stock dividend	13		$ 173		173	$ 362	173	362
Conversion of Series C Preferred Stock to common stock (note 8)	(9,973)				$ (393)		(393)	$ (1,909)
Preferred Stock Series A [Member]
Supplemental non-cash activity
Series A Preferred Stock cash dividend in accounts payable and accrued liabilities	$ 2
Series A Preferred Stock cash dividend in accounts payable							$ 2